Net finance (costs)/income (Tables)	6 Months Ended
Dec. 31, 2021
Net finance (costs)/income
Schedule of net finance (costs)/income

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(430)	(545)	(945)	(800)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(4,678)	(4,236)	(9,260)	(8,263)
Interest payable on lease liabilities (note 15)	(25)	(26)	(50)	(54)
Amortization of issue costs on secured term loan facility and senior secured notes	(183)	(152)	(354)	(294)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(591)	—	(10,560)	—
Unwinding of discount relating to registrations	(633)	(300)	(1,212)	(455)
Reclassified from hedging reserve (1)	—	—	—	(14,837)
Hedge ineffectiveness on cash flow hedges	(87)	—	(210)	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(846)	(463)	—	(593)
Total finance costs	(7,473)	(5,722)	(22,591)	(25,296)
Interest receivable on short-term bank deposits	1	—	3	1
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	—	23,752	—	42,835
Reclassified from hedging reserve	—	—	326	—
Hedge ineffectiveness on cash flow hedges	—	1,525	—	2,036
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	—	5,136	—
Foreign currency options	—	147	—	147
Total finance income	1	25,424	5,465	45,019
Net finance (costs)/income	(7,472)	19,702	(17,126)	19,723
(1)	Foreign exchange losses immediately reclassified from the hedging reserve for hedged future revenues no longer meeting the hedge accounting criteria due to a change in denomination of the contract currency.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favourable swing in foreign exchange rates.